Supplemental Disclosures to the Condensed Consolidated Balance Sheets and Condensed Consolidated Statements of Cash Flows - Narrative (Details) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Assets [Line Items]
Deferred financing costs, non-current, net of amortization	$ 17	$ 20
Greenhouse gas liability	$ 12
Predecessor
Other Assets [Line Items]
Greenhouse gas allowances, non-current			$ 15